Investments in associates and joint venture - Statements of financial position of Coimolache under IFRS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Investments in associates and joint ventures
Non-current assets	$ 4,209,541	$ 3,956,037
Non-current liabilities	(1,008,464)	(922,983)
Equity	3,559,701	3,169,211	$ 3,162,941	$ 2,538,531
Sales of goods	1,154,605	823,845	824,802
Net Profit (loss)	416,263	32,682	602,935
Share in results	189,847	152,225	176,270
Compania Minera Coimolache S.A.
Investments in associates and joint ventures
Current assets	255,331	242,558
Non-current assets	129,851	133,464
Current liabilities	(53,580)	(27,046)
Non-current liabilities	(80,600)	(101,909)
Equity	251,002	247,067
Group's interest	100,637	99,059
Sales of goods	119,527	136,949	159,003
Net Profit (loss)	9,975	2,673	(6,218)
Share in results	3,999	1,072	(2,493)
Tinka resources Ltd
Investments in associates and joint ventures
Current assets	1,640	5,591
Non-current assets	50,456	42,475
Equity	51,773	47,716
Group's interest	8,616	9,221
Sales of goods	0	0	0
Net Profit (loss)	(5,363)	(6,832)	(12,666)
Share in results	$ (817)	$ (1,320)	$ (2,447)